Condensed Consolidated Statements of Income (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Decline in fair value	¥ 582	¥ 81
Other comprehensive income—net	79	4
Total credit losses	¥ 661	¥ 85